Share-Based Compensation Plans - Summary of Effect of Employee Share-based Payment Plans on Statement of Profit and Loss and Financial Position (Detail) - Employee share option plan of Vedanta Resources Plc [Member] - INR (₨)
₨ in Millions
12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Employee Compensation Cost pertaining to share-based payment plans		₨ 207	₨ 356
Compensation Cost pertaining to equity-settled employee share-based payment plan included above	₨ 995	158	343
Compensation Cost pertaining to cash-settled employee share-based payment plan included above	₨ 220	₨ 49	₨ 13